SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, allowance for credit losses, useful lives of property and equipment and intangible assets, impairment of long-lived assets and goodwill, valuation of cryptocurrencies, realization of deferred tax assets, uncertain income tax positions, share-based compensation, valuation of derivative instruments, implicit interest rate of operating lease, accrual for contingencies, going concern, valuation of contingent consideration from business combination and purchase price allocation for business combinations and asset acquisitions. Actual results could materially differ from those estimates.

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. The results of the subsidiaries are consolidated from the date on which the Company obtains control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. All significant intercompany balances and transactions among the Company and its subsidiaries have been eliminated on consolidation.

Foreign currency translation and change in reporting currency

The functional currency of the Company, BVI, 500wan HK, Bee Computing, Alliance Technologies, Skill Esport, Summit Bend, Ohio I, Ohio II, Asgard and its discontinued operation Sunstar Technology is the US$. The functional currency of the Multi Group and its subsidiaries is EUR. The functional currency of Loto Interactive and its subsidiaries is HKD. E-Sun Sky Computer with its former VIEs, Yibao Energy, and its discontinued operations Beijing Guixinyanghang and Chuangyinghuanyu Technology determined their functional currencies to be RMB, which is their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”. The Group uses the monthly average exchange rate for the year and the spot exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss as a component of shareholders’ equity.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign currency translation and change in reporting currency (continued)

Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Exchange gains and losses resulting from foreign currency transactions are included in the consolidated statements of comprehensive loss.

Starting from the third quarter of 2021, the Group changed its reporting currency from RMB to US$, to reduce the impact of increased volatility of the US$ to RMB exchange rate on the Group’s reported operating results. The aligning of the reporting currency with the underlying operations will better depict the Group’s results of operations for each period. The related financial statements prior to July 1, 2021 have been recasted to US$ as if the financial statements originally had been presented in US$ since the earliest periods presented. The change in reporting currency resulted in cumulative foreign currency translation gain to the Group’s comprehensive loss of US$1,481 for the years ended December 31, 2021.

Business combinations, asset acquisitions and noncontrolling interests

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805, “Business Combinations”. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. Contingent consideration is recognized at its fair value on the acquisition date. A liability resulting from contingent consideration is remeasured to fair value as of each reporting date until the contingency is resolved, and subsequent changes in fair value are recognized in earnings. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over, (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

If investment involves the acquisition of an asset or group of assets that does not meet the definition of a business, the transaction is accounted for as an asset acquisition. An asset acquisition is recorded at cost, which includes capitalized transaction costs, and does not result in the recognition of goodwill. The cost of the acquisition is allocated to the assets acquired on the basis of relative fair values.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

In a business combination or asset acquisition, the Company may recognize identifiable intangibles that meet either or both the contractual legal criterion or the separability criterion. Identifiable intangible assets recognized in the Company’s acquisitions generally include brand name, strategic contract and unpatented technology.

For the Company’s majority-owned subsidiaries, noncontrolling interests are recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. “Net loss” on the consolidated statements of comprehensive loss include the “net loss attributable to noncontrolling interests”. The cumulative results of operations attributable to non-controlling interests are also recorded as noncontrolling interests in the Company’s consolidated balance sheets.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Business combinations, asset acquisitions and noncontrolling interests (continued)

The Group recognized changes in fair value of contingent consideration in the amount of a gain of US$13,936, US$1,247 and nil during the years ended December 31, 2021, 2022 and 2023, respectively, which was related to the remeasurement of the contingent consideration from the acquisition of Alliance International Technologies Limited. The contingent consideration is settled as of December 31, 2022.

Cash and cash equivalents

Cash and cash equivalents represent cash on hand and time deposits, which have original maturities of three months or less when purchased and which are unrestricted as to withdrawal and use. In addition, highly liquid investments which have original maturities of three months or less when purchased are classified as cash equivalents.

Restricted cash

Restricted cash represents cash held by banks which were granted by the government and designated only for certain approved projects and deposits in merchant banks where withdrawals are currently restricted.

Short-term investment

Short-term investment represents fixed coupon notes with original maturities of greater than three months but less than a year.

Allowance for credit losses

Receivables are carried at original invoiced amount less an allowance for credit losses when collection of the amount is no longer probable. Collateral is not typically required, nor is interest charged on receivables.

The Group’s accounts receivable and other receivables are within the scope of ASC 326, “Financial Instruments – Credit Losses”. To estimate expected credit losses, the Group has identified the relevant risk characteristics of the receivables which include size and nature. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Group considers the past collection experience, current economic conditions and future economic conditions (external data and macroeconomic factors). This is assessed at each quarter based on the Group’s specific facts and circumstances.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Cryptocurrency assets

Cryptocurrency assets are included in current assets in the accompanying consolidated balance sheets. Cryptocurrency assets generated from the cryptocurrency mining business and the mining pool business, which is classified as discontinued operations, are accounted for in connection with the Group’s revenue recognition policy disclosed below.

Cryptocurrencies held are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment quarterly, or more frequently, when events or changes in circumstances occur, principally decreases in the quoted prices of the cryptocurrencies, indicating that it is more likely than not that the indefinite-lived asset is impaired. In determining if an impairment has occurred, the Company considers the intraday lowest quoted price of one unit of cryptocurrency asset since acquiring the cryptocurrency asset. If the then current carrying value of the unit of cryptocurrency exceeds the fair value so determined, an impairment loss has occurred with respect to those units of cryptocurrencies in the amount equal to the difference between their carrying values and the fair value determined. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted. For the years ended December 31, 2021, 2022 and 2023, the Group recognized impairment loss of US$12,255, US$9,396 and US$2,359, respectively.

Cryptocurrencies generated from the cryptocurrency mining business, and cryptocurrencies generated and distributed to mining pool participants in relation to the discontinued mining pool business, are included within operating activities in the accompanying consolidated statements of cash flows. The purchases and sales of cryptocurrencies are included within investing activities in the accompanying consolidated statements of cash flows and any realized gains or losses from such sales are included in gain or loss of disposal of cryptocurrencies in the consolidated statements of comprehensive loss. The Group accounts for its gains or losses in accordance with the first-in-first-out (FIFO) method of accounting.

The Group also enters into transactions to transfer cryptocurrencies to pay for operating expense and to acquire certain assets. Such transactions are accounted for in accordance with ASC 610-20, “Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets”. Under ASC 610-20, if the Group does not have a controlling financial interest in the entity that holds the cryptocurrency and the arrangement meets the criteria to be accounted for as a contract, the Group would de-recognize the cryptocurrency and recognize a gain or loss on the transfer of the cryptocurrency when control of the cryptocurrency transfers to the counterparty. The gain or loss is measured as the difference between the amount of consideration allocated to the cryptocurrency and its carrying amount. For the years ended December 31, 2021, 2022 and 2023, the disposal gain from such transactions was nil, nil, and US$2,344, respectively.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Property and equipment, net

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life	Estimated Residual

Machinery and equipment-data center equipment	5 years	5%
Machinery and equipment- mining machine and other equipment	2-3 years	—
Electronics and office equipment	3-5 years	5%
Motor vehicles	5-10 years	5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	—

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Intangible assets

Intangible assets represent computer software, internet domain name, licensing agreement, and intangible assets arising from business combination and asset acquisitions. Computer software, internet domain name and licensing agreement purchased from third parties are initially recorded at cost and amortized on a straight-line basis over their estimated useful lives of the respective assets. The Group performs valuation of the intangible assets arising from business combination to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the estimated useful life of the assets. Estimated useful lives of the respective assets are set out as follows:

Category	Estimated Useful Life
Computer software	3-10 years
Internet domain name	10 years
Licensing agreement	Agreement term
Intangible assets arising from business combination and asset acquisitions
Licenses and brand name	10 years
Mobile applications and software	5 years
Internet domain name and brand name	10 years
Strategic contract	5 years
Unpatented technology	3 years

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the net identifiable assets acquired in a business combination. The Group assesses goodwill for impairment in accordance with ASC 350-20, “Intangibles–Goodwill and Other: Goodwill”, which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events. The Group recognizes an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value, up to the amount of goodwill allocated to that reporting unit.

The Company identified the BTC.com Pool Business to be the reporting unit for goodwill impairment testing. During the year ended December 31, 2022, the Company performed both qualitative and quantitative assessment for goodwill impairment by comparing the fair value of BTC.com Pool Businesses to its carrying value. The Company used the income approach with the discounted cash flow valuation method with the assistance of a third-party valuation specialist to estimate fair value, which requires management to make significant estimates and assumptions related to forecasted revenues and cash flows and the discount rate. As a result, the impairment loss on goodwill of US$26,569 was recognized and included in net loss from discontinued operations in the consolidated statements of comprehensive loss for the year ended December 31, 2022. There was no such impairment for the years ended December 31, 2021 and 2023.

Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets or asset group, including property and equipment, intangible assets and right-of-use assets, with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

The Group recorded an impairment loss of US$56 for intangible assets of Loto Interactive for the year ended December 31, 2021, and a total impairment of US$7,539 for intangible assets of Asgard for the year ended December 31, 2022. There was no such impairment for the year ended December 31, 2023.

The Group recorded an impairment loss of US$22,392 for property and equipment and an impairment loss of US$387 for right-of-use assets, due to the closure and demolition of data centers in Sichuan, China, of Loto Interactive for the year ended December 31, 2021, and an impairment of US$35,224 mainly for the mining machines in Kazakhstan and the USA for the year ended December 31, 2022. There was no such impairment for the year ended December 31, 2023.

Long-term investments

The Group’s long-term investments consist of equity investments without readily determinable fair value and equity method investments.

For those investments over which the Group does not have significant influence and without readily determinable fair value, the Group records them at cost, less impairment, and plus or minus subsequent adjustments for observable price changes, in accordance with ASC 321, “Investments Equity Securities”. Under this measurement alternative, changes in the carrying value of the equity investments are required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Long-term investments (continued)

Management regularly evaluates the impairment of these investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323, “Investments-Equity Method and Joint Ventures”. Under the equity method, the Group initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group will discontinue applying the equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. Under the conditions that the Group is not required to advance additional funds to an investee and the equity-method investment in ordinary shares is reduced to zero, if further investments are made that have a higher liquidation preference than ordinary shares, the Group would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. The Group evaluates the equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Group when determining whether an investment has been otherthantemporarilyimpaired, includes, but not limited to, the length of the time and the extent to which the market value has been less than cost, the financial performance and nearterm prospect of the investee, and the Group’s intent and ability to retain the investment until the recovery of its cost. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

According to the above testing, impairment loss of nil, US$2,250 and US$1,408 for the long-term investments was recognized during the years ended December 31, 2021, 2022 and 2023, respectively.

Investments in limited partnerships greater than 5% are considered more than minor and accounted for using the equity method, unless it is readily apparent that the Group has virtually no influence over the partnership’s financial and operating policies.

Derivative contracts

Derivative contracts derive their value from underlying asset prices, other inputs or a combination of these factors. The Group does not apply hedge accounting to the derivative contracts, which are recognized as either assets or liabilities on the consolidated balance sheets at fair value, with changes in fair value recognized as changes in fair value of derivative instruments.

From June 2023 to October 2023, the Group entered into several collar arrangements with a third party with one-month term to mitigate the effect of future price fluctuations on Ethereum or Bitcoin. The arrangements result in the Group settling a certain amount of Ethereum or Bitcoin at prices within a range. The arrangements are accounted for as derivative instruments and recorded at fair value. All collar agreements were matured as of December 31, 2023.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative contracts (continued)

From October 2023 to December 2023, the Group entered into three Ethereum accumulator agreements with a third party with terms ranging from six to nine months, subject to early termination. The agreements established a barrier price and a forward strike price on future Ethereum prices, and Group would receive certain Ethereum over the terms at the prices specified in the agreements. The agreements are accounted for as derivative instruments and recorded at fair value. One Ethereum accumulator agreement was early terminated as of December 31, 2023.

The derivative contracts are valued by the issuer of the instruments using pricing models whose inputs are calibrated from observable market data, mainly quoted Ethereum prices, and do not involve material subjectivity. Such valuations are classified within level 2 of the fair value hierarchy.

As of December 31, 2023, the Group recognized derivative asset of US$1,392 which was included in prepayment and other current assets in the consolidated balance sheet. For the year ended December 31, 2023, the Group recognized changes in fair value of derivative instruments of a loss of US$35 in the consolidated statements of comprehensive loss.

Fair value measurements

Financial instruments primarily include cash and cash equivalents, restricted cash, short-term investment, accounts receivable, prepayments and other receivables, derivative asset, equity security without readily determinable fair values, equity method investments, accounts payable and accrued expenses and other current liabilities. The Group carries the investment under the measurement alternative basis and equity method investment on other-than-temporary basis. Derivative asset related to the derivative contracts is measured at fair value on a recurring basis. The carrying values of other financial instruments, approximate their fair values due to their short-term maturities.

The Group’s non-financial assets, including cryptocurrency assets, intangible assets, goodwill and property and equipment are measured at fair value when an impairment charge is recognized. Fair value of cryptocurrencies is based on quoted prices in active markets.

The Group applies ASC 820, “Fair Value Measurements and Disclosures”. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—   Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—   Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—   Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach, and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Related party transactions

A related party is generally defined as (i) any person holds 10% or more of the Company’s securities and their immediate families (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Revenue recognition

The Group’s revenues were derived principally from cryptocurrency mining and data center services. The Group also generated revenue from its mining pool business, which is classified as discontinued operations in the consolidated statements of comprehensive loss for all periods presented. The Group also provided sports information service through its former lottery business related VIE subsidiaries and disposed of this business line together with the disposal of VIE structures on July 23, 2021.

The Group accounts for revenues under ASC 606, “Revenue from Contracts with Customers”.

Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under ASC 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The primary sources of the Group’s revenues are as follows:

Cryptocurrency mining

The Group has entered into cryptocurrency mining pools, by executing contracts with the mining pool operators to provide computing power to the mining pools. The contracts are terminable at any time by either party and the Group’s enforceable right to compensation only begins when the Group provides computing power to the mining pool operators. In exchange for providing computing power, the Group is entitled to considerations in the form of cryptocurrencies from the mining pool operators (less pool operator fees to the mining pool operators which are recorded net with revenues), which is calculated based on a predetermined formula agreed by the Group and the mining pool operators as a part of the contracts. Providing computing power is an output of the Group’s ordinary activities and is the only performance obligation in the Group’s contract with the pool operators. The Group is entitled to consideration even if a block is not successfully placed by the mining pool operators. The transaction consideration the Group receives is noncash consideration in the form of cryptocurrencies. The Group measures the cryptocurrencies at fair value at contract inception. All considerations are variable and revenue is recognized when the computing power is provided to the mining pools and there is no uncertainty associated with the variable consideration. There is no significant financing component in these transactions.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Data center services

The Group provides data center services such as providing its customers with rack space, utility, and cloud services such as virtual services, virtual storage, and data backup services, generally based on monthly services provided at a defined price included in the contracts. The performance obligations are the services provided to a customer for the month based on the contract. The transaction price is the price agreed with the customer for the monthly services provided and the revenues are recognized monthly based on the services rendered for the month.

Mining pool services

The Group operates its mining pool, BTC.com, to enable providers of computing power (“pool participants”) to participate in crypto-mining activities in an efficient manner in the blockchain network. It receives all the mining rewards, and then allocates mining rewards to each pool participant net of the pool operator fees based on the sharing mechanism predetermined. Using computing power provided by the pool participants, the Group provides transaction verification services to the blockchain networks and transaction requesters (the “primary mining pool services” or the Company as the “primary mining pool operator”). During the year ended December 31, 2022, the Company entered into arrangements with certain third-party mining pool operators to contribute a portion of the computing power it obtained from BTC.com pool participants to the third-party mining pool operators. In exchange, the Company is entitled to considerations in the form of cryptocurrencies from the third-party mining pools operators calculated based on a predetermined formula regardless of whether the third-party mining pool operators successfully validate the blocks (the “sub mining pool services” or the Company as the “sub mining pool operator”) (primary mining pool services and sub mining pool services collectively referred as the “mining pool services”).

Primary mining pool services

As the primary mining pool operator, the Group provides transaction verification services. Transaction verification services are an output of the Group’s ordinary activities. The mining rewards the Group receives from the blockchain network include the block rewards and the transaction verification fees related to the transactions included in the block. For block rewards, the customer is the blockchain as the Group attempts to be the first vendor to solve an algorithm that it will then place as a successful block on the blockchain in exchange for cryptocurrency block rewards awarded by the blockchain protocols. For transaction verification fees, the requester for each blockchain transaction request is the customer.

A contract with the blockchain for the block rewards or with the transaction requester for the transaction verification fees exists upon the transfer of a verified block to the blockchain. The performance obligation is to validate each block. Revenue is recognized at the point when the block validation is successfully completed, which is also when the Group receives the rewards. Revenue, which is noncash consideration, is measured at the fair value of block rewards and transaction verification fees earned at contract inception. The Group considers itself the principal in transactions with the blockchain networks as it coordinates all the computing power within the mining pool, utilizes such aggregated computing power to validate blocks, collects centrally all mining rewards and distributes them in accordance with the predetermined sharing mechanisms. The Group has control over the pool participants’ computing power. Although the pool participants can enter and exit the pool at will and deploy the qualifying types of mining machines at the choices of the pool participants, during the mining process, the Group dictates the tasks and the participants’ mining machines merely follow the allocation prescribed by the Group. As a result, the Group is primarily responsible for fulfilling the promise to provide the specified service, which is to transfer a verified block to the blockchain. Further, under existing sharing mechanisms, the Group is exposed to the risk that actual block rewards may differ from expected rewards, therefore, bears the inventory risk before the specified service has been transferred to the blockchain network. Therefore, the Group recognizes the mining pool revenue on a gross basis by recording all of the transaction fees and block rewards earned under the primary mining pool services as revenue, and the portion of the transaction fees and block rewards remitted to pool participants as cost of revenue.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Sub mining pool services

As the sub mining pool operator, using computing power obtained from pool participants, the Group provides computing power to certain third-party mining pool operators in exchange for considerations in the form of cryptocurrencies from the third-party mining pool operators. As the Group is entitled to consideration, which is calculated based on a predetermined formula agreed by the Group and the mining pool operators as a part of the contracts, even if a block is not successfully placed by the third-party mining pool operators, the Group entered into such arrangements to stabilize the mining rewards it is entitled to. Same to cryptocurrency mining arrangements, the contracts are terminable at any time by either party and the Group’s enforceable right to compensation only begins when the Group provides computing power to the third-party mining pool operators. Providing computing power is an output of the Group’s ordinary activities and is the only performance obligation in the Group’s contract with the third-party pool operators. The transaction consideration the Group receives is noncash variable consideration in the form of cryptocurrencies. The Group measures the cryptocurrencies at fair value at contract inception. The revenue is recognized when the computing power is provided to the third-party mining pool operators and there is no uncertainty associated with the variable consideration. There is no significant financing component in these transactions.

The Group considers itself the principal in sub mining pool service transactions as the pool participants of BTC.com do not directly enter into contracts with the third-party mining pool operators and the Group is primarily responsible for fulfilling the promise to provide the computing power and to remit a portion of the mining rewards to the pool participants. In case of the non-performance of the third-party mining pool operators, the Group is obligated to compensate the pool participants for considerations they are entitled to. As a result, the Group determined that it controls the computing power before it is provided to the third-party mining pool operators. The Group recognizes the mining pool revenue on a gross basis by recording all of the mining rewards earned under the sub mining pool services as revenue, and the portion of mining rewards remitted to pool participants as cost of revenue.

Contract balances

The Group does not have any contract assets. The Group’s contract liabilities include advance from customers, which is recorded when consideration is received from a customer prior to providing services to the customer under the terms of a contract. As of December 31, 2022 and 2023, the Group recorded advance from customers balance of US$384 and US$397 respectively, which was included in “Accrued expenses and other current liabilities” in the accompanying consolidated balance sheets. US$640, US$361 and nil of deferred revenue included in the opening balances of advance from customers was recognized during the years ended December 31, 2021, 2022 and 2023, respectively. The amounts were included in revenues on the accompanying statements of comprehensive loss.

Refer to Note 24 regarding the discussion of the Group’s disaggregate revenue data.

Cost of services

Cost of data center services

The cost of data center services, which consist primarily of direct production costs related to data center service, including the direct service charges for operations. The amounts were US$12,707, US$17,515 and US$21,834 for the years ended December 31, 2021, 2022 and 2023, respectively. These costs are expensed as incurred.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Cost of services (continued)

Cost of cryptocurrency mining

The cost of cryptocurrency mining, which consist primarily of direct costs related to cryptocurrency mining machines, including the server leasing and maintenance charges. The amounts before inter-segment elimination were US$13,174, US$21,678 and US$19,216 for the years ended December 31, 2021, 2022 and 2023, respectively. The amounts after inter-segment elimination were US$10,406, US$14,085 and US$7,273 for the years ended December 31, 2021, 2022 and 2023, respectively. These costs are expensed as incurred.

Depreciation fees

Depreciation fees, which consist primarily of depreciation of machinery and equipment related to cryptocurrency mining and data center services, were US$13,713, US$22,934 and US$9,737 for the years ended December 31, 2021, 2022 and 2023, respectively. These costs are recorded in consolidated statements of comprehensive loss on a straight-line basis over the useful life of the machinery and equipment.

Amortization fees

Amortization fees, which consist primarily of amortization of intangible assets arising from business combinations and asset acquisitions, were, US$1,016, US$3,236 and US$1,211 for the years ended December 31, 2021, 2022 and 2023, respectively. These costs are recorded in consolidated statements of comprehensive loss on a straight-line basis over the useful life of the intangible assets.

Cost of services also comprise lottery insurance expenses, regulatory and compliance fees, platform fees, employee costs, account handling expense and other direct costs incurred in providing services. These costs are expensed as incurred.

Sales and marketing expenses

Sales and marketing expenses consist primarily of employee costs, commission to certain internet companies and expenses related to promotional activities. These costs are expensed as incurred.

Service development expenses

Service development expenses consist primarily of personnel-related expenses incurred for the development of, enhancement to, and maintenance of the Group’s website that either (i) did not meet the capitalization criteria in accordance with ASC 350, “Intangibles - Goodwill and other”; or (ii) met the capitalization criteria but the costs cannot be separated on a reasonably cost-effective basis between maintenance and relatively minor upgrades and enhancements. Service development expenses are recognized as expenses when incurred.

Leases

The Group’s operating lease right-of-use (“ROU”) assets, current operating lease liability, and non-current operating lease liability are within the scope of ASC 842, “Leases”, and are included in the Group’s consolidated balance sheets. The Group elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Group recognizes lease expenses for such leases on a straight-line basis over the lease term.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Leases (continued)

The initial lease liability is equal to the future fixed minimum lease payments discounted using the Group’s incremental borrowing rate, on a secured basis. The initial measurement of the right-of-use asset is equal to the initial lease liability plus any initial direct costs and prepayments, less any lease incentives. When a lease is terminated, the right-of-use asset and operating lease liability associated with the lease are derecognized and any difference between the carrying amounts of the right-of-use asset and the lease liability is recognized in the consolidated statements of comprehensive loss as a gain or loss.

The Group does not have finance lease arrangements as of December 31, 2023. All right-of-use assets are reviewed for impairment. The Group recorded impairment of US$387, nil and nil, on the right-of-use lease assets during the years ended December 31, 2021, 2022 and 2023, respectively. These costs are expensed as incurred.

Income taxes

The Group follows the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period that includes the enactment date.

Interest and penalties arising from underpayment of income taxes are computed in accordance with the applicable tax law and is classified in the consolidated statements of comprehensive loss as income tax expense. The amount of interest expense is computed by applying the applicable statutory rate of interest to difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return.

In accordance with the provisions of ASC 740, “Income taxes” the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax position is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits or liability ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

In conjunction with ASC 740, the Group also applied ASC 740-30, “Income Taxes: Other Considerations or Special Areas”, to account for the temporary differences arising from the undistributed earnings of the foreign subsidiaries. According to ASC 740-30, all undistributed earnings of a subsidiary shall be presumed to be transferred to the parent entity. Accordingly, the undistributed earnings of a subsidiary included in consolidated income shall be accounted for as a temporary difference and affect deferred tax expense unless the tax law provides a means by which the investment in a domestic subsidiary can be recovered tax free.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Income taxes (continued)

In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes”, which simplifies various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. The Group adopted the ASU on January 1, 2021. The adoption did not have a material impact on the Group’s consolidated financial statements.

Share-based compensation

Share options and restricted shares granted to employees and directors are accounted for under ASC 718, “Compensation - Stock compensation”. In accordance with ASC 718, the Group determines whether a share option or restricted shares should be classified and accounted for as an equity award. All grants of share options and restricted shares to employees and directors classified as equity awards are recognized in the financial statements based on their grant date fair values. There were no liability awards granted during any of the periods stated herein. The Group recognizes compensation expense using the accelerated method for share options and restricted shares granted with graded vesting based on service conditions, provided that the amount of compensation expense recognized at any date is at least equal to the portion of the grant-date value of the share options and restricted shares that are vested at that date.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and is adjusted to reflect future change in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. To the extent the Group revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods.

The compensation costs associated with a modification of the terms of the award (“Modification Award”) are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the Modification Award over the fair value of the original award at the modification date. Therefore, in relation to the Modification Award, the Group recognizes share-based compensation over the vesting periods of the new options, which comprises, (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term, and (2) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

Loss per share

The Company computes loss per Class A and Class B ordinary shares in accordance with ASC 260, “Earnings Per Share”, using the two-class method. Under the provisions of ASC 260, basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net loss per share if their inclusion is anti-dilutive. Potential ordinary shares consist of unvested RSUs and the incremental ordinary shares issuable upon the exercise of stock options. The dilutive effect of unvested RSUs and outstanding stock options is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net loss per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net loss per share of Class B ordinary shares does not assume the conversion of those shares.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Loss per share (continued)

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net loss per share of Class A ordinary shares, the undistributed earnings are equal to net loss for that computation.

For the purposes of calculating the Company’s basic and diluted loss per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Government grants

Government grants are recognized when there is reasonable assurance that the attached conditions will be complied with. When the grant relates to an expense item, it is recognized in the consolidated statements of comprehensive loss over the period necessary to match the grant on a systematic basis to the related costs. Where the grant relates to an asset acquisition, it is recognized in the consolidated statements of comprehensive loss in proportion to the depreciation of the related assets.

Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

Recent accounting pronouncements

On November 27, 2023, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires that an entity disclose significant segment expenses impacting profit and loss that are regularly provided to the chief operating decision maker. The update is required to be applied retrospectively to prior periods presented, based on the significant segment expense categories identified and disclosed in the period of adoption. The amendments in ASU 2023-07 are required to be adopted for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Group is currently evaluating the impact of adopting the standard.

On December 14, 2023, FASB issued Accounting Standards Update No. 2023-08, Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”), which requires entities that hold crypto assets to subsequently measure such assets at fair value with changes recognized in net income each reporting period. The guidance also requires crypto assets measured at fair value to be presented separately from other intangible assets on the balance sheet and changes in the fair value measurement of crypto assets to be presented separately on the income statement from changes in the carrying amounts of other intangible assets. The new standard is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years, with early adoption permitted. The Group adopted ASU 2023-08 on January 1, 2024 and applied the modified retrospective transition approach. While the Company is in the process of finalizing implementation, based on a preliminary assessment, the Company anticipates it will recognize an incremental $500 to $1,000 increase in fair value on cryptocurrency assets held with the corresponding cumulative-effect adjustment amount recorded to the opening balance of retained earnings.

On December 14, 2023, FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires that entities disclose specific categories in their rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. The new standard is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years, with early adoption permitted. The Group is currently evaluating the impact of adopting the standard.